Note 9 - Unearned Revenue	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Unearned Revenue [Text Block]

9. Unearned Revenue:

Unearned revenue amounting to $11,911 and $14,045, as presented in the accompanying consolidated balance sheet as of December 31, 2025 and as of June 30, 2026, respectively, reflects cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met.